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03040024

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

NON-PUBLIC

CON P 8/14/03

FORM 13F

FORM 13F COVER PAGE

RECD S.E.C.
MAY 1 5 2003
1086

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [ ]; Amendment Number: ___________
This Amendment (Check only one.): ☐ is a restatement.
☐ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Satellite Asset Management, L.P.
Address: 623 Fifth Avenue, 20th Floor
New York, NY 10022

CONFIDENTIAL TREATMENT EXPIRED

Form 13F File Number: 028-05307

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Brian S. Kriftcher
Title: Chief Operating Officer and Principal
Phone: (212) 209-2050

PROCESSED
DEC 23 2003
THOMSON FINANCIAL

Signature, Place, and Date of Signing:

/s/ Brian S. Kriftcher	New York, New York	May 15, 2003
[Signature]	[City, State]	[Date]

Report Type (Check only one.):

☒ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

☐ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

☐ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F Summary Page

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 3

Form 13F Information Table Value Total: $15,874 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

SATELLITE ASSET MANAGEMENT
FORM 13F INFORMATION TABLE
CONFIDENTIAL TREATMENT REQUESTED
FOR THE QUARTER ENDED MARCH 31, 2003

Name of Issuer	Title of Class	CUSIP	Value (x $1000)	Shrs or prn amt	SH/ PRN	Put/Call	Investment Discretion	Other Managers	Voting Authority		
									Sole	Shared	None
DREYERS GRAND ICE CREAM INC	COM	261878102	2,426	35,000	SH		SOLE		35,000		
PRECISE SOFTWARE SOLUTIONS L	ORD	M41450103	12,056	725,000	SH		SOLE		725,000		
QUINTILES TRANSNATIONAL CORP	COM	748767100	1,392	114,500	SH		SOLE		114,500		

REPORT SUMMARY: 3 DATA RECORDS 15,874 0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED